Financial asset designated at fair value through profit or loss(IAS39) (Tables)	12 Months Ended
Dec. 31, 2018
Financial asset designated at fair value through profit or loss [Abstract]
Financial asset designated at fair value through profit or loss(IAS39)

Financial asset designated at fair value through profit or loss as of December 31, 2017 are as follows:

	2017		Reason for designation
Debt securities	~~W~~	2,110,809	Evaluation and management on a fair value basis, accounting mismatch
Equity securities (*1)		1,234,356	Evaluation and management on a fair value basis, accounting mismatch
Others		233,892	Combined instrument

	~~W~~	3,579,057

(*1)	Restricted reserve for claims of customers’ deposits (trusts) as of December 31, 2017 are ~~W~~958,236 million.